Defined Contribution Plan - Other Employee Benefit Plans (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Employee Benefit Plans [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			60.00%		60.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount			$ 17,000		$ 17,000
Defined Contribution Plan, Additional Annual Contributions For Employees Over 50 Years Old, Amount			5,500		5,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			50.00%		50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			5.00%		5.00%
Defined Contribution Plan, Maximum Expense of Annuanl Earnings Per Participant, Percentage			2.50%		2.50%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage			100.00%		100.00%
Defined Contribution Plan, Employers Matching Contribution, Vesting Period			5 years		5 years
Defined Contribution Plan, Cost Recognized	$ 32,000	$ 25,000	$ 103,000	$ 82,000	$ 110,000	$ 105,000